Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 8 .5%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 2,266,442 $ 2,305,337
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 2,266,442 2,300,975
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 1,877,180 1,896,828
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 4.7973%,
12/26/31 (144A)
‡
2,778,381 2,781,737
Compass Datacenters Issuer II LLC, 5.2500%, 2/25/49 (144A) 4,200,000 4,219,532
Compass Datacenters Issuer II LLC, 5.0220%, 8/25/49 (144A) 3,905,000 3,907,401
Compass Datacenters Issuer II LLC, 5.3160%, 5/25/50 (144A) 3,250,000 3,276,854
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 5.0150%,
5/11/45
‡
AUD 10,288,233 7,236,490
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 5.7650%,
5/11/45
‡
AUD 1,640,763 1,155,380
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 5,221,350 5,188,045
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,116,800 5,028,958
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,565,760 1,481,046
Domino's Pizza Master Issuer LLC, 2.6620%, 4/25/51 (144A) 10,198,608 9,712,521
Hertz Vehicle Financing III LLC, 4.6200%, 5/25/30 (144A) 12,800,000 12,866,568
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 6,982,105 7,088,316
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 8,222,358 8,318,401
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 7,337,560 7,391,584
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 4,672,770 4,672,297
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 4.8150%, 5/25/32
‡
AUD 5,547,921 3,899,489
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 4.8104%,
9/17/30
‡
AUD 9,287,494 6,529,986
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 4.9650%, 6/14/32
‡
AUD 24,273,400 17,084,094
NOW Trust, 30 Day Australian Bank Bill Rate + 1.1500%, 4.7150%, 2/14/34
‡
AUD 19,495,804 13,684,565
Plenti Auto ABS, 30 Day Australian Bank Bill Rate + 1.1000%, 4.6650%, 8/12/33
‡
AUD 2,813,917 1,976,358
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 4.7450%,
4/11/36
‡
AUD 13,182,980 9,254,438
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%, 4.7650%,
11/11/36
‡
AUD 5,974,276 4,197,762
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%, 4.7650%,
11/11/36
‡
AUD 6,989,903 4,904,510
RAF ABS, 30 Day Australian Bank Bill Rate + 0.9500%, 4.5075%, 12/9/31
‡
AUD 18,220,274 12,765,142
RCKT Trust, 4.9000%, 7/25/34 (144A) $ 6,168,016 6,192,383
RCKT Trust, 4.9900%, 7/25/34 (144A) 5,000,000 5,034,850
Santander Bank Auto Credit-Linked Notes, 4.9110%, 1/18/33 (144A) 2,660,028 2,694,900
Santander Bank Auto Credit-Linked Notes, 4.9650%, 1/18/33 (144A) 5,543,151 5,592,521
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,765,360 9,657,519
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,513,700 11,666,454
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 23,251,403 23,274,891
Taco Bell Funding LLC, 1.9460%, 8/25/51 (144A) 908,813 887,558
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,708,679
Truist Bank Auto Credit-Linked Notes, 4.7280%, 9/26/33 (144A) 12,136,765 12,191,864
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 1,943,869 1,987,397
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A) 4,131,406 4,076,803
Total Asset-Backed Securities (cost $243,582,806) 251,090,433
Corporate Bonds - 73 .6%
Basic Materials - 0 .6%
Glencore Funding LLC, 4.9070%, 4/1/28 (144A) 18,904,000 19,239,417
Communications - 0 .9%
NTT Finance Corp., 4.5670%, 7/16/27 (144A) 5,692,000 5,741,601
NTT Finance Corp., 4.6200%, 7/16/28 (144A) 4,347,000 4,404,092

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Communications - (continued)
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 $ 16,967,046
27,112,739
Consumer, Cyclical - 9 .9%
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,603,794
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,276,329
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,925,176
Delta Air Lines, Inc., 4.9500%, 7/10/28 7,346,000 7,471,879
Delta Air Lines, Inc., 4.7500%, 10/20/28 (144A) 14,966,417 15,079,578
General Motors Co., 5.3500%, 4/15/28 6,498,000 6,661,907
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,238,412
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,462,794
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,112,218
General Motors Financial Co., Inc., 5.0000%, 7/15/27 2,866,000 2,901,575
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,157,910
Hasbro, Inc., 3.5500%, 11/19/26 5,972,000 5,954,569
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,151,799
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,696,221
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,679,198
Hyundai Capital America, 4.8500%, 3/25/27 (144A) 5,000,000 5,044,638
Hyundai Capital America, 5.0000%, 1/7/28 (144A) 4,501,000 4,572,110
Hyundai Capital America, 4.2500%, 9/18/28 (144A) 4,640,000 4,645,483
Hyundai Capital America, SOFR + 1.0700%, 4.7368%, 9/18/28 (144A)
‡
6,960,000 7,008,631
Hyundai Capital America, 4.2500%, 1/8/29 (144A) 8,767,000 8,785,525
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,020,062
Mattel, Inc., 3.7500%, 4/1/29 (144A) 15,375,000 15,058,570
Mattel, Inc., 5.0000%, 11/17/30 3,397,000 3,430,896
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 696,543
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,181,997
Royal Caribbean Cruises Ltd., 5.5000%, 4/1/28 (144A) 13,050,000 13,315,247
Starbucks Corp., 4.5000%, 5/15/28 7,000,000 7,074,239
Stellantis Financial Services US Corp., 4.9500%, 9/15/28 (144A) 14,263,000 14,462,314
Toyota Motor Credit Corp., SOFR + 0.7200%, 4.3915%, 9/5/28
‡
20,600,000 20,740,904
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 2,179,778
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,171,592
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,093,225
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,720,032
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,392,841
Volkswagen Group of America Finance LLC, 4.4500%, 9/11/27 (144A) 8,026,000 8,051,637
Volkswagen Group of America Finance LLC, 5.0500%, 3/27/28 (144A) 3,580,000 3,634,024
292,653,647
Consumer, Non-cyclical - 4 .2%
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 9,004,378
EMD Finance LLC, 4.1250%, 8/15/28 (144A) 8,567,000 8,596,178
GE HealthCare Technologies, Inc., 4.1500%, 12/15/28 10,000,000 10,031,450
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,736,753
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,709,198
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,795,722
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 20,177,171
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,541,471
Smith & Nephew plc, 5.1500%, 3/20/27 $ 6,270,000 6,343,581
Solventum Corp., 5.4500%, 2/25/27 6,866,000 6,963,832
Solventum Corp., 5.4000%, 3/1/29 18,132,000 18,790,678

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Universal Health Services, Inc., 1.6500%, 9/1/26 $ 23,425,000 $ 23,079,233
124,769,645
Energy - 3 .6%
Cheniere Energy, Inc., 4.6250%, 10/15/28 8,814,000 8,813,919
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,580,959
Columbia Pipelines Holding Co. LLC, 6.0420%, 8/15/28 (144A) 7,050,000 7,343,481
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 13,840,000 13,681,903
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,070,604
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,744,980
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,653,583
Energy Transfer LP, 4.9500%, 6/15/28 5,000,000 5,089,010
Energy Transfer LP, 6.0000%, 2/1/29 (144A) 5,000,000 5,049,055
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,668,795
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28 (144A) 5,150,000 5,209,397
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,071,125
107,976,811
Financial - 42 .0%
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,533,949
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,131,726
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,076,607
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,066,418
Air Lease Corp., 5.4000%, 6/1/28 CAD 14,985,000 11,538,389
Air Lease Corp., 5.1000%, 3/1/29 $ 19,000,000 19,355,840
American Express Co., SOFR Index + 0.7500%, 5.6450%, 4/23/27
‡
5,375,000 5,394,616
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,972,615
American Express Co., SOFR + 1.2600%, 4.7310%, 4/25/29
‡
12,750,000 12,942,065
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,915,211
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,950,062
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 15,108,931
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,669,557
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,544,599
Athene Global Funding, 4.9500%, 1/7/27 (144A) 11,000,000 11,090,933
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 695,912
Athene Global Funding, 2.5000%, 3/24/28 (144A) $ 9,677,000 9,321,601
Athene Global Funding, 4.8300%, 5/9/28 (144A) 20,000,000 20,221,534
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) 25,655,000 26,443,853
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28 (144A) 24,331,000 24,439,208
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 5,700,000 6,017,084
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 4.5675%, 3/31/26
‡
AUD 1,000,000 701,054
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.5061%, 2/26/31
‡
AUD 150,000 105,164
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 7,103,647
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35
‡
AUD 34,400,000 24,203,991
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) $ 15,250,000 15,041,755
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,778,503
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.3535%, 2/21/28
‡
AUD 38,220,000 27,203,957
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28
‡
$ 3,644,000 3,660,708
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28
‡
12,356,000 12,820,934

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., SOFR + 0.8300%, 4.9790%, 1/24/29
‡
$ 24,707,000 $ 25,163,335
Bank of America Corp., SOFR + 1.1100%, 4.6230%, 5/9/29
‡
9,500,000 9,627,380
Bank of New York Mellon (The), SOFR + 1.1350%, 4.7290%, 4/20/29
‡
14,180,000 14,420,565
Bank of New Zealand, US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35 (144A)
‡
6,035,000 6,226,245
Barclays plc, SOFR + 0.9600%, 5.0860%, 2/25/29
‡
8,066,000 8,223,437
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35
‡
AUD 2,230,000 1,582,864
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
4.9025%, 5/15/26
‡
AUD 13,600,000 9,549,774
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.2158%, 10/14/31
‡
AUD 800,000 562,189
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,891,277
BNP Paribas SA, 4.6250%, 3/13/27 (144A) 11,800,000 11,873,443
Brown & Brown, Inc., 4.7000%, 6/23/28 3,036,000 3,076,273
Canadian Imperial Bank of Commerce, CAONINDX + 0.7800%,
4.9000%, 4/2/27
‡
CAD 12,300,000 9,117,432
Capital One Financial Corp., 3.7500%, 7/28/26 $ 17,744,000 17,716,407
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27
‡
7,823,000 7,991,425
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30
‡
5,353,000 5,505,934
Capital One NA, USISOA05 + 1.7300%, 5.9740%, 8/9/28
‡
13,900,000 14,332,912
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 2,136,742
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30 (144A) $ 2,839,000 2,917,094
Citigroup, Inc., SOFR + 1.3640%, 5.1740%, 2/13/30
‡
14,000,000 14,385,017
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
4.9612%, 8/20/31
‡
AUD 16,600,000 11,673,437
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
6.3448%, 11/9/32
‡
AUD 10,000,000 7,229,886
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,812,087
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 722,214
Corebridge Financial, Inc., 3.6500%, 4/5/27 $ 9,833,000 9,789,886
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 0.9500%, 5.4270%, 3/1/28 (144A)
‡
13,400,000 13,594,320
F&G Global Funding, 4.6500%, 9/8/28 (144A) 7,744,000 7,796,870
F&G Global Funding, 4.5000%, 1/9/29 (144A) 14,948,000 14,952,136
Global Atlantic Fin Co., 4.4000%, 10/15/29 (144A) 11,420,000 11,269,893
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27
‡
33,575,000 33,626,278
Goldman Sachs Group, Inc. (The), SOFR + 1.3190%, 4.9370%, 4/23/28
‡
17,010,000 17,193,582
Goldman Sachs Group, Inc. (The), SOFR + 0.7100%, 4.3737%, 1/21/29
‡
25,000,000 25,000,550
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.1132%, 9/16/31
‡
AUD 1,000,000 702,813
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.1620%, 12/15/36
‡
AUD 8,550,000 6,057,746
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
$ 15,500,000 15,792,245
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28
‡
13,500,000 13,694,137
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29
‡
7,459,000 7,593,691
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.2001%, 5/25/26
‡
AUD 19,100,000 13,447,408
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
7.5132%, 3/16/28
‡
AUD 5,010,000 3,684,822
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 3,635,672
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 5.0870%, 11/26/28
‡
1,260,000 1,282,852

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
5.3711%, 3/6/30
‡
AUD 5,240,000 $ 3,730,754
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 885,246
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,278,679
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 23,048,066
LPL Holdings, Inc., 4.9000%, 4/3/28 6,548,000 6,646,864
LSEG Finance plc, 4.5000%, 10/19/28 GBP 3,000,000 4,139,073
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) $ 7,725,000 7,810,644
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.2775%, 6/17/31
‡
AUD 6,980,000 4,905,975
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
5.6193%, 3/1/34
‡
AUD 12,190,000 8,748,415
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
$ 2,100,000 2,067,257
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,265,394
Morgan Stanley, SOFR + 0.8000%, 4.2380%, 1/9/30
‡
10,000,000 10,018,930
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
43,610,000 43,999,199
Morgan Stanley Private Bank NA, SOFR + 0.7700%, 4.4660%, 7/6/28
‡
12,047,000 12,123,915
National Australia Bank Ltd., U.K. Government Bonds 5 Year Note Generic Bid
Yield + 1.4000%, 1.6990%, 9/15/31
‡
GBP 6,285,000 8,476,723
Nationwide Building Society, 4.0000%, 9/14/26 (144A) $ 19,530,000 19,502,533
Nationwide Building Society, SOFR + 1.0600%, 4.6490%, 7/14/29 (144A)
‡
12,049,000 12,171,368
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.5049%, 2/14/29
‡
AUD 20,400,000 14,637,068
Permanent TSB Group Holdings plc, EURIBOR ICE Swap Rate 1 Year + 3.5000%,
6.6250%, 6/30/29
‡
EUR 10,100,000 13,042,653
Pershing Square Holdings Ltd., 3.2500%, 11/15/30 (144A) $ 15,500,000 14,358,169
PNC Bank NA, 5.9000%, 4/1/26 2,750,000 2,755,145
Royal Bank of Canada, CAONINDX + 2.1200%, 5.0100%, 2/1/33
‡
CAD 15,500,000 11,859,735
Santander UK Group Holdings plc, SOFRINDX + 1.0700%, 4.3200%, 9/22/29
‡
$ 4,756,000 4,763,682
Societe Generale SA, 5.2500%, 2/19/27 (144A) 17,440,000 17,646,397
Societe Generale SA, SOFR + 1.0960%, 4.4500%, 4/12/30 (144A)
‡
7,435,000 7,440,469
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.7500%, 4.4193%, 9/11/28 (144A)
‡
6,800,000 6,825,502
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
5.9693%, 6/1/37
‡
AUD 17,200,000 12,251,529
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.3193%, 12/1/38
‡
AUD 4,500,000 3,274,097
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.0275%, 6/21/27
‡
AUD 16,140,000 11,401,176
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 17,104,091
UBS AG, SOFR + 0.5000%, 4.1886%, 5/17/27
‡
13,950,000 13,967,701
UBS Group AG, 4.2530%, 3/23/28 (144A) 15,000,000 15,029,200
UBS Group AG, SOFR + 0.8400%, 4.5147%, 12/23/29 (144A)
‡
7,000,000 7,004,571
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,449,965
VICI Properties LP, 5.7500%, 2/1/27 (144A) $ 12,699,000 12,834,268
VICI Properties LP, 3.7500%, 2/15/27 (144A) 8,000,000 7,954,346
VICI Properties LP, 4.7500%, 4/1/28 4,638,000 4,685,617
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 104,266
Wells Fargo & Co., SOFR + 0.7800%, 4.9000%, 1/24/28
‡
$ 14,586,000 14,709,184
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 8,027,514
Wells Fargo & Co., SOFR + 1.3700%, 4.9700%, 4/23/29
‡
12,639,000 12,879,454
Wells Fargo & Co., SOFR + 0.8800%, 4.5577%, 9/15/29
‡
13,820,000 13,885,645
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,172,054
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
4.3948%, 8/10/26
‡
AUD 1,400,000 982,879

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
4.8707%, 11/11/27
‡
AUD 3,300,000 $ 2,341,406
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
5.6207%, 4/3/34
‡
AUD 9,500,000 6,826,863
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.4070%, 7/10/34
‡
AUD 14,300,000 10,215,918
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34
‡
AUD 6,500,000 4,646,149
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35
‡
AUD 12,300,000 8,600,048
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,634,725
1,246,033,214
Industrial - 5 .1%
Amrize Finance US LLC, 4.6000%, 4/7/27 10,232,000 10,304,436
Amrize Finance US LLC, 4.7000%, 4/7/28 14,284,000 14,485,262
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 14,077,766
Boeing Co. (The), 2.1960%, 2/4/26 11,600,000 11,598,014
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,281,834
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 20,970,601
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 12,383,191
CNH Industrial Capital Australia Pty. Ltd., 4.7000%, 6/20/28 AUD 13,650,000 9,429,684
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,476,283
Molex Electronic Technologies LLC, 4.7500%, 4/30/28 (144A) 25,440,000 25,790,409
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,991,381
Rolls-Royce plc, 5.7500%, 10/15/27 (144A) 958,000 981,381
151,770,242
Technology - 2 .9%
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28 (144A) 19,647,000 19,321,873
Broadcom, Inc., 5.0500%, 7/12/27 8,489,000 8,639,531
Broadcom, Inc., 4.8000%, 4/15/28 8,040,000 8,196,186
Hewlett Packard Enterprise Co., SOFR + 0.9600%, 4.6377%, 9/15/28
‡
13,820,000 13,873,541
Oracle Corp., 3.2500%, 11/15/27 10,105,000 9,910,817
Oracle Corp., 4.8000%, 8/3/28 8,800,000 8,861,027
SK hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,176,660
SK hynix, Inc., 4.2500%, 9/11/28 (144A) 6,499,000 6,523,897
85,503,532
Utilities - 4 .4%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26
Ç
10,157,000 10,202,666
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,416,605
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,920,377
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 13,098,325
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,258,039
Enel Finance International NV, 4.1250%, 9/30/28 (144A) $ 14,000,000 13,998,725
Georgia Power Co., 5.0040%, 2/23/27 6,520,000 6,598,327
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,832,524
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 391,962
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) $ 17,683,000 17,094,409
Vistra Operations Co. LLC, 5.0500%, 12/30/26 (144A) 6,305,000 6,361,694
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 17,538,000 17,463,814
Vistra Operations Co. LLC, 4.3000%, 10/15/28 (144A) 7,690,000 7,690,723
Xcel Energy, Inc., 4.7500%, 3/21/28 6,808,000 6,903,528
129,231,718
Total Corporate Bonds (cost 2,140,978,088) 2,184,290,965

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - 1 .5%
Export-Import Bank of Korea, SOFR + 0.4600%, 4.1250%, 9/22/28
‡
$ 5,902,000 $ 5,912,447
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) 23,450,000 23,658,742
Korea National Oil Corp., 4.6250%, 3/31/28 (144A) 15,000,000 15,187,036
Total Foreign Government Bonds (cost 44,325,541 ) 44,758,225
Mortgage-Backed Securities - 7 .2%
BPR Trust , 5.3580% , 11/5/41 (144A)
‡
6,795,181 6,946,653
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
5.3714% , 8/15/41 (144A)
‡
4,856,607 4,866,111
BX Trust , CME Term SOFR 1 Month + 1.1438% , 4.8240% , 3/15/30 (144A)
‡
20,694,237 20,687,385
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.2473%, 10/25/41 (144A)
‡
4,540,249 4,560,539
SOFR30A + 3.0000%, 6.6973%, 1/25/42 (144A)
‡
8,213,799 8,354,268
SOFR30A + 3.5000%, 7.1973%, 3/25/42 (144A)
‡
11,830,738 12,161,050
SOFR30A + 1.7000%, 5.3973%, 7/25/43 (144A)
‡
1,254,919 1,259,843
SOFR30A + 1.0500%, 4.7473%, 1/25/44 (144A)
‡
6,019,471 6,022,621
SOFR30A + 1.1000%, 4.7973%, 2/25/44 (144A)
‡
1,527,337 1,529,052
SOFR30A + 1.1500%, 4.8473%, 3/25/44 (144A)
‡
1,152,480 1,153,931
SOFR30A + 1.0000%, 4.6973%, 7/25/44 (144A)
‡
285,607 285,610
SOFR30A + 1.6000%, 5.2973%, 9/25/44 (144A)
‡
10,547,608 10,590,918
SOFR30A + 1.1000%, 4.7973%, 1/25/45 (144A)
‡
2,457,172 2,461,437
SOFR30A + 1.5000%, 5.1973%, 1/25/45 (144A)
‡
6,205,000 6,208,382
SOFR30A + 1.1500%, 4.8473%, 2/25/45 (144A)
‡
1,728,892 1,730,133
SOFR30A + 1.6000%, 5.2973%, 3/25/45 (144A)
‡
5,044,363 5,056,914
SOFR30A + 1.2000%, 4.8973%, 5/25/45 (144A)
‡
2,254,546 2,258,735
SOFR30A + 1.2000%, 4.8973%, 7/25/45 (144A)
‡
6,015,573 6,028,727
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 5.1973%, 10/25/41 (144A)
‡
13,203,862 13,249,365
SOFR30A + 1.8000%, 5.4973%, 11/25/41 (144A)
‡
2,000,000 2,015,150
SOFR30A + 4.3500%, 8.0473%, 4/25/42 (144A)
‡
18,211,363 18,923,245
SOFR30A + 2.0000%, 5.6973%, 5/25/43 (144A)
‡
1,006,242 1,014,144
SOFR30A + 2.0000%, 5.6973%, 6/25/43 (144A)
‡
1,330,008 1,332,561
SOFR30A + 1.8500%, 5.5473%, 11/25/43 (144A)
‡
1,199,414 1,205,639
SOFR30A + 1.3500%, 5.0473%, 2/25/44 (144A)
‡
2,385,982 2,392,120
SOFR30A + 1.2500%, 4.9473%, 3/25/44 (144A)
‡
5,810,092 5,818,905
SOFR30A + 1.2000%, 4.8973%, 5/25/44 (144A)
‡
2,104,474 2,110,031
SOFR30A + 1.2000%, 4.8973%, 8/25/44 (144A)
‡
4,741,528 4,748,826
SOFR30A + 1.4500%, 5.1473%, 10/25/44 (144A)
‡
3,356,549 3,359,369
SOFR30A + 1.0500%, 4.7473%, 1/25/45 (144A)
‡
4,787,198 4,792,695
SOFR30A + 1.1500%, 4.8473%, 2/25/45 (144A)
‡
6,476,446 6,486,318
SOFR30A + 1.2000%, 4.8973%, 5/25/45 (144A)
‡
7,245,560 7,256,336
Homeward Opportunities Fund Trust , 5.2370% , 9/25/40 (144A)
Ç
2,893,000 2,903,887
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0735% , 10/15/40 (144A)
‡
10,500,000 10,531,388
Oceanview Mortgage Trust , SOFR30A + 0.9000% , 4.5973% , 12/25/55 (144A)
‡
12,807,006 12,806,972
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
4.9125% , 9/13/55
‡
AUD 7,412,323 5,214,774
TVC Mortgage Trust , 5.0100% , 4/25/40 (144A)
Ç
$ 6,000,000 5,999,962
Total Mortgage-Backed Securities (cost $213,417,958) 214,323,996
Investment Companies - 0.0%
Money Market Funds - 0.0%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
3.5100%
∞
(cost $1,214,271) 1,214,271 1,214,271

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Shares/
Principal Amounts Value
Commercial Paper - 10 .8%
Air Lease Corp., 4.0414%, 2/2/26 $ 47,050,000 $ 47,034,309
Air Lease Corp., 4.0404%, 2/3/26 12,700,000 12,694,336
AutoNation, Inc., 4.0013%, 2/2/26 15,850,000 15,844,674
Conagra Brands, Inc., 3.9013%, 2/2/26 19,150,000 19,143,717
Enbridge, Inc., 2.8310%, 2/12/26 CAD 36,703,000 27,077,525
Enbridge, Inc., 2.8122%, 2/13/26 CAD 16,250,000 11,987,427
Global Payments, Inc., 4.0013%, 2/2/26 $ 89,350,000 89,320,175
HCA, Inc., 3.9504%, 2/3/26 64,050,000 64,021,306
Jabil, Inc., 3.9613%, 2/2/26 30,950,000 30,938,719
Total Commercial Paper (cost $317,227,065) 318,062,188
OTC Purchased Interest Rate Swaptions 0.0%
Counterparty/Reference Asset
Goldman Sachs Group, Inc.
2-Year Interest Rate Swap, 1 Day SOFR, Maturing 07/14/2026, Fixed Rate
2.7800%, Payment frequency: Annually, Notional amount $414,900,000,
Premiums paid $365,112, Unrealized depreciation $(35,314), Exercise price
$2.78, Expires 7/14/26* 414,900,000 329,799
Total OTC Purchased Interest Rate Swaptions (premiums paid $ 365,112 , unrealized depreciation $ (35,314) ) 329,799
Total Investments (total cost $ 2,961,110,841 ) - 101 .6% 3,014,069,877
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (47,362,972)
Net Assets - 100.0% $2,966,706,905
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 2,189,396,725 72 .6%
Australia 381,682,982 12 .7
United Kingdom 98,424,300 3 .3
Canada 92,664,163 3 .1
South Korea 61,458,782 2 .0
Ireland 56,521,688 1 .9
France 36,960,309 1 .2
Switzerland 22,033,771 0 .7
Japan 16,971,195 0 .6
Guernsey 14,358,169 0 .5
Netherlands 13,998,725 0 .5
Denmark 13,594,320 0 .4
Spain 9,778,503 0 .3
New Zealand 6,226,245 0 .2
Total $3,014,069,877 100 .0%

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/26
............. Shares
Held at
1/31/26
Dividend
Income
Investment Company - N/A
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ 27,526,450 $ – $ (27,548,801) $ (15,624) $ 37,975 $ – – $ 359,401
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Great British Pound 4/17/26 10,940,000 $ (14,702,321) $ (308,546)
–
BNP Paribas SA
Australian Dollar 4/17/26 (12,500,000) 8,762,599 (7,937)
Canadian Dollar 2/12/26 36,703,000 (26,516,688) (597,532)
(605,469)
Citibank N.A.
Euro 4/17/26 12,560,000 (14,700,822) (293,604)
–
Goldman Sachs Group, Inc.
New Zealand Dollar 4/17/26 5,100,000 (2,937,661) (155,546)
–
HSBC BANK USA, N.A.
Australian Dollar 4/17/26 (7,000,000) 4,713,150 189,461
Canadian Dollar 4/17/26 93,310,000 (67,442,225) (1,677,670)
(1,488,209)
J.P. Morgan Chase Bank
Canadian Dollar 2/13/26 16,250,000 (11,724,233) (280,867)
–
State Street Bank and Trust Company
Australian Dollar 4/17/26 554,340,000 (370,252,001) (17,992,731)
–
UBS AG
Great British Pound 4/17/26 6,213,930 (8,348,546) (177,640)
–
Total $(21,302,612)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 557 6/16/26 $ 134,216,113 $ (261,613)
Total - Futures Long (261,613)
Futures Short:
3 Month SOFR 557 3/14/28 (134,647,788) 273,477
Australia 3 Year Bond 1,282 3/16/26 (94,103,641) (22,703)
Canada 2 Year Bond 479 3/20/26 (37,399,601) 53,429
Euro-Schatz 120 3/6/26 (15,261,544) (1,446)
U.S. Treasury 10 Year Ultra Bonds 369 3/20/26 (42,123,656) 26,390
U.S. Treasury 2 Year Notes 1,784 3/31/26 (371,950,063) 443,770
U.S. Treasury 5 Year Notes 327 3/31/26 (35,620,008) 173,310
Total - Futures Short 946,227
Total $684,614
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.44-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/30 $ 54,400,000 $ (605,548) $ (663,840) $ (1,269,388)
Schedule of Centrally Cleared Credit Default Swaps - Sell Protection
Unrealized
Oracle Corp., Fixed Rate of 1.00% Paid Quarterly 12/20/30 $ 10,300,000 $ (246,464) $ (14,629) $ (261,093)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 3.4500% Fixed Quarterly 2/17/27 NZD 106,550,000 $ – $ 1,162,261 $ 1,162,261
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 NZD 82,265,000 – 959,340 959,340
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 NZD 75,370,000 – 730,989 730,989
3.4775% Fixed 1 Day SOFR Annually 8/27/27 USD 143,000,000 – 153,770 153,770
3.3650% Fixed 1 Day SOFR Annually 11/21/27 USD 144,900,000 – 132,935 132,935
1 Day SONIA 3.6240% Fixed Annually 10/21/27 GBP 109,400,000 – 122,445 122,445
1 Day SONIA 3.5001% Fixed Annually 12/03/27 GBP 6,200,000 – (8,911) (8,911)
1 Day SONIA 3.5513% Fixed Annually 11/06/27 GBP 55,600,000 – (29,400) (29,400)
Total $– $3,223,429 $3,223,429

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
January 31, 2026

Schedule of OTC Written Interest Rate Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Call Swaptions - Sell Protection:
Goldman Sachs Group, Inc.
2-Year Interest Rate
Swap, 1 Day SOFR,
Maturing 07/14/2026,
Fixed Rate 2.2800%,
Payment frequency:
Annually 2.28 USD 07/14/26 $ (414,900,000) $ (64,310) $ (23,783) $ (88,092)
Total OTC Written Interest Rate Swaptions $(64,310) $(23,783) $(88,092)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2026
Futures contracts:
Average notional amount of contracts - long $180,994,062
Average notional amount of contracts - short 836,416,693
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 30,555,037
Average amounts sold - in USD 527,988,101
Credit default swaps:
Average notional amount - buy protection 54,400,000
Average notional amount - sell protection 3,433,333
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 287,900,000
Average notional amount - pay floating rate/receive fixed rate 408,555,559
Swaptions:
Average value of swaption contracts purchased 191,886
Average value of swaption contracts written 55,210

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

AUD Australian Dollar
CAD Canadian Dollar
CME Chicago Mercantile Exchange
CAONINDX Canadian Overnight Repo Rate Average Compounded Index
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2026.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended January 31, 2026 is $9,916,017 which represents 0.3% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2026 is $1,386,144,465 which represents 46.7% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2026

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 251,090,433 $ — $ 251,090,433
Corporate Bonds — 2,184,290,965 — 2,184,290,965
Foreign Government Bonds — 44,758,225 — 44,758,225
Mortgage-Backed Securities — 214,323,996 — 214,323,996
Investment Companies 1,214,271 — — 1,214,271
Commercial Paper — 318,062,188 — 318,062,188
OTC Purchased Interest Rate
Swaptions — 329,799 — 329,799
Total Investments in Securities $ 1,214,271 $ 3,012,855,606 $ — $ 3,014,069,877
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 3,261,740 $ — $ 3,261,740
Forward Foreign Currency Exchange
Contracts — 189,461 — 189,461
Futures Contracts 970,376 — — 970,376
Total Other Financial Instruments $ 970,376 $ 3,451,201 $ — $ 4,421,577
Total Assets $ 2,184,647 $ 3,016,306,807 $ — $ 3,018,491,454
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 716,780 $ — $ 716,780
Forward Foreign Currency Exchange
Contracts — 21,492,073 — 21,492,073
Futures Contracts 285,762 — — 285,762
Swaptions Written, at Value — 88,092 — 88,092
Total Liabilities $ 285,762 $ 22,296,945 $ — $ 22,582,707
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Short Duration Income ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
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